Cover - shares	6 Months Ended
	Jun. 30, 2023	Aug. 09, 2023
Cover [Abstract]
Document Type	10-Q/A
Amendment Flag	false
Document Quarterly Report	true
Document Transition Report	false
Document Period End Date	Jun. 30, 2023
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	814-01117
Entity Registrant Name	GUGGENHEIM CREDIT INCOME FUND
Entity Central Index Key	0001618697
Entity Tax Identification Number	47-2039472
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	330 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	739-0700
Entity Current Reporting Status	Yes
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		25,594,125